Significant accounting policies (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 17, 2020	Sep. 30, 2020	Dec. 31, 2019	Mar. 09, 2020	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201602Member
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]			us-gaap:AccountingStandardsUpdate201602CumulativeEffectPeriodOfAdoptionMember
Operating right-of-use assets		$ 85,653,000	$ 104,977,000
Operating lease, liability		86,799,000
Opening retained earnings		1,711,116,000	1,618,055,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Opening retained earnings		$ 1,161,661,000	1,110,226,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right-of-use assets					$ 106,500,000
Operating lease, liability					$ 106,500,000
Accounting Standards Update 2016-02 | Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Opening retained earnings			$ 0
MeDiNova
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of interest acquired				100.00%
Settlement of liability	$ 43,900,000